Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000057076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	3.39%	3.82%			4.09%
C000057077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	7.42%	4.20%			3.88%
C000201773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000066743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000057078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000066744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000043358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	9.68%	9.84%			3.50%
C000043359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	12.88%	10.04%			3.19%
C000201770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000043360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	14.60%	9.38%			10.25%
C000025593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	19.12%	9.80%			10.05%
C000201786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000050447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	22.11%	6.13%			5.29%
C000050448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	27.24%	6.57%			5.09%
C000201772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000200309
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000050446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000091966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	7.34%	10.53%			10.94%
C000025509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	11.70%	10.96%			10.74%
C000201766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000200306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000091963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	5.36%	3.36%			5.05%
C000025451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	9.62%	3.78%			4.86%
C000201783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	9.22%	5.72%			7.00%
C000025515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	13.59%	6.13%			6.80%
C000201784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000025579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	12.26%	7.74%			8.77%
C000025581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	16.77%	8.16%			8.57%
C000201785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000058973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000025577
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000058974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000025578
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000057076
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%	4.99%			4.67%
Without Sales Load [Member] | C000057077
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	4.20%			3.88%
Without Sales Load [Member] | C000201773
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	5.40%	4.91%
Without Sales Load [Member] | C000066743
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	4.73%			4.41%
Without Sales Load [Member] | C000161524
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%	5.37%			5.06%
Without Sales Load [Member] | C000057078
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	5.37%			5.07%
Without Sales Load [Member] | C000066744
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%	5.24%			4.94%
Without Sales Load [Member] | C000043358
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	10.86%			3.97%
Without Sales Load [Member] | C000043359
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%	10.04%			3.19%
Without Sales Load [Member] | C000201770
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	11.23%	2.96%
Without Sales Load [Member] | C000058992
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%	10.58%			3.70%
Without Sales Load [Member] | C000161523
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	11.25%			4.33%
Without Sales Load [Member] | C000043360
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	11.24%			4.32%
Without Sales Load [Member] | C000058993
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	11.13%			4.23%
Without Sales Load [Member] | C000025591
Average Annual Return [Line Items]
Average Annual Return, Percent	21.24%	10.62%			10.88%
Without Sales Load [Member] | C000025593
Average Annual Return [Line Items]
Average Annual Return, Percent	20.33%	9.80%			10.05%
Without Sales Load [Member] | C000201786
Average Annual Return [Line Items]
Average Annual Return, Percent	21.67%	11.04%	10.17%
Without Sales Load [Member] | C000058975
Average Annual Return [Line Items]
Average Annual Return, Percent	20.93%	10.34%			10.60%
Without Sales Load [Member] | C000161534
Average Annual Return [Line Items]
Average Annual Return, Percent	21.71%	11.04%			11.30%
Without Sales Load [Member] | C000025589
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	11.03%			11.29%
Without Sales Load [Member] | C000058976
Average Annual Return [Line Items]
Average Annual Return, Percent	21.52%	10.90%			11.15%
Without Sales Load [Member] | C000025590
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	10.47%			10.73%
Without Sales Load [Member] | C000050447
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%	7.35%			5.88%
Without Sales Load [Member] | C000050448
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%	6.57%			5.09%
Without Sales Load [Member] | C000201772
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	7.72%	4.89%
Without Sales Load [Member] | C000200309
Average Annual Return [Line Items]
Average Annual Return, Percent	29.65%	7.73%		5.10%
Without Sales Load [Member] | C000050446
Average Annual Return [Line Items]
Average Annual Return, Percent	29.64%	7.72%			6.24%
Without Sales Load [Member] | C000091966
Average Annual Return [Line Items]
Average Annual Return, Percent	29.71%	7.61%			6.15%
Without Sales Load [Member] | C000025508
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%	11.79%			11.57%
Without Sales Load [Member] | C000025509
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	10.96%			10.74%
Without Sales Load [Member] | C000201766
Average Annual Return [Line Items]
Average Annual Return, Percent	14.00%	12.17%	11.80%
Without Sales Load [Member] | C000200306
Average Annual Return [Line Items]
Average Annual Return, Percent	13.94%	12.16%		12.17%
Without Sales Load [Member] | C000025507
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	12.16%			11.97%
Without Sales Load [Member] | C000091963
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%	12.07%			11.84%
Without Sales Load [Member] | C000025449
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	4.54%			5.65%
Without Sales Load [Member] | C000025451
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%	3.78%			4.86%
Without Sales Load [Member] | C000201783
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	4.94%	5.65%
Without Sales Load [Member] | C000058959
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%	4.28%			5.40%
Without Sales Load [Member] | C000161531
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	4.95%			6.05%
Without Sales Load [Member] | C000025447
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	4.93%			6.03%
Without Sales Load [Member] | C000058960
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	4.81%			5.92%
Without Sales Load [Member] | C000025448
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%	4.41%			5.59%
Without Sales Load [Member] | C000025513
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%	6.92%			7.61%
Without Sales Load [Member] | C000025515
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%	6.13%			6.80%
Without Sales Load [Member] | C000201784
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%	7.32%	7.39%
Without Sales Load [Member] | C000058961
Average Annual Return [Line Items]
Average Annual Return, Percent	15.28%	6.65%			7.33%
Without Sales Load [Member] | C000161532
Average Annual Return [Line Items]
Average Annual Return, Percent	16.02%	7.32%			8.02%
Without Sales Load [Member] | C000025511
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%	7.31%			8.01%
Without Sales Load [Member] | C000058962
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	7.17%			7.88%
Without Sales Load [Member] | C000025512
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%	6.77%			7.48%
Without Sales Load [Member] | C000025579
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%	8.96%			9.39%
Without Sales Load [Member] | C000025581
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	8.16%			8.57%
Without Sales Load [Member] | C000201785
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%	9.38%	9.03%
Without Sales Load [Member] | C000058973
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%	8.70%			9.12%
Without Sales Load [Member] | C000161533
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%	9.38%			9.81%
Without Sales Load [Member] | C000025577
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%	9.38%			9.80%
Without Sales Load [Member] | C000058974
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%	9.25%			9.67%
Without Sales Load [Member] | C000025578
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%	8.82%			9.25%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%	11.82%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: MSCI World Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net, USD, Unhedged)
Average Annual Return, Percent	21.09%	12.14%			12.16%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.64%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%	11.02%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%			8.18%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%			8.18%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%	7.32%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%		7.37%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%			8.18%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	31.22%	8.92%			8.18%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.64%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		15.03%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.81%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%	2.22%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%	11.02%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%	11.02%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.62%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%			2.18%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%	5.52%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: BCOM (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BCOM (Gross, USD, Unhedged)
Average Annual Return, Percent	15.77%	10.63%			5.72%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)			1.26%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)			1.26%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)	0.25%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)		0.47%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)			1.26%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Unhedged)
Average Annual Return, Percent	8.17%	(2.14%)			1.26%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.10%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.11%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%	6.01%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%	11.02%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Conservative Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index*
Average Annual Return, Percent	11.72%	4.71%			6.31%
Goldman Sachs Index: MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent	22.34%	11.19%			11.71%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%	2.22%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%	7.77%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Moderate Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index*
Average Annual Return, Percent	15.21%	6.88%			8.19%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%	2.22%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%	9.45%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Average Annual Return, Percent	4.86%	0.34%			2.39%
Goldman Sachs Index: Growth Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index*
Average Annual Return, Percent	18.75%	9.04%			9.99%